UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 95.4%
Arizona 2.4%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02% *, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
0.03% *, 10/1/2025, LOC: Bank of America NA	15,245,000	15,245,000
		23,570,000
California 9.6%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.06% *, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,000,000	17,000,000
California, Los Rios Community College District, Series R-11953X, 144A, 0.03%, 8/1/2030	1,400,000	1,400,000
California, State General Obligation, Series B, 144A, 3.0%, 8/1/2016	12,500,000	12,834,885
Los Angeles County, CA, Capital Asset Lease Revenue, TECP, 0.08%, 9/30/2015, LOC: JPMorgan Chase Bank NA	7,500,000	7,500,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	25,000,000	25,382,884
San Francisco City & County, CA, Redevelopment Agency, Series C, 144A, AMT, 0.02% *, 6/15/2034, LIQ: Fannie Mae	31,800,000	31,800,000
		95,917,769
District of Columbia 3.1%
District of Columbia, Eclipse Funding Trust, Solar Eclipse, Washington DC Convention Center, 144A, 0.12% *, 10/1/2026, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	30,480,000	30,480,000
Florida 6.5%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.05% *, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.02% *, 7/15/2024, LIQ: Fannie Mae	16,000,000	16,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.02% *, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,400,000	18,400,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.05% *, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04% *, 10/1/2027, LOC: Northern Trust Co.	16,600,000	16,600,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06% *, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		64,830,000
Georgia 0.7%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.04% *, 6/1/2032, LOC: U.S. Bank NA	7,000,000	7,000,000
Idaho 3.8%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	37,000,000	37,575,578
Illinois 6.0%
Illinois, Educational Facilities Authority Revenue:
TECP, 0.1%, 8/19/2015, LOC: Northern Trust Co.	15,000,000	15,000,000
TECP, 0.1%, 11/2/2015	21,143,000	21,143,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.03% *, 12/1/2033, LOC: PNC Bank NA	9,200,000	9,200,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.03% *, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
		59,843,000
Indiana 4.7%
Indiana, State Health Facility Financing Authority, Community Hospital Project, Series A, 0.02% *, 7/1/2028, LOC: Wells Fargo Bank NA	14,500,000	14,500,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	32,000,000	32,000,000
		46,500,000
Kansas 1.0%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.115% **, 9/1/2015	7,400,000	7,400,000
Wichita, KS, Airport Authority Facilities Revenue, FlightSafety International, Inc., Series A, AMT, 0.02% *, 11/1/2031, GTY: Berkshire Hathaway, Inc.	2,660,000	2,660,000
		10,060,000
Kentucky 0.4%
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.04% *, 7/1/2029, SPA: PNC Bank NA	3,765,000	3,765,000
Maine 1.4%
Maine, State Housing Authority Mortgage Revenue:
Series G, AMT, 0.03% *, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Series B, AMT, 0.05% *, 11/15/2036, SPA: State Street Bank & Trust Co.	5,000,000	5,000,000
Series E-2, AMT, 0.05% *, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
		13,915,000
Massachusetts 0.8%
Massachusetts, State School Building Authority, TECP, 0.09%, 10/5/2015, LOC: Citibank NA	8,000,000	8,000,000
Minnesota 2.5%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.06% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02% *, 10/1/2015, LOC: Royal Bank of Canada	12,700,000	12,700,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.03% *, 7/1/2048, LIQ: Federal Home Loan Bank	5,900,000	5,900,000
		24,600,000
Mississippi 2.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.15%, 12/1/2047	9,055,000	9,055,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.02% *, 12/1/2030, GTY: Chevron Corp.	12,800,000	12,800,000
		21,855,000
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.02% *, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New York 12.8%
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	6,500,000	6,573,968
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.04% *, 5/1/2050, LOC: Bank of China	10,000,000	10,000,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.05% *, 11/1/2049, LOC: Bank of China	9,450,000	9,450,000
New York, State Power Authority, 0.07% **, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	33,400,000	33,400,000
New York, State Urban Development Corp. Revenue, Series A3A, 0.03% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	24,980,000	24,980,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, 144A, AMT, 0.05% *, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.02% *, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
New York, NY, General Obligation:
Series G, 2.0%, 8/1/2015	11,200,000	11,200,000
Series H, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,500,000
		127,603,968
North Carolina 1.4%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.12%, 6/1/2024	13,875,000	13,875,000
Ohio 5.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04% *, 5/1/2049, LOC: Northern Trust Co.	15,070,000	15,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.03% *, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.02% *, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.05% *, 9/1/2036, SPA: State Street Bank & Trust Co.	9,115,000	9,115,000
		51,435,000
Pennsylvania 3.5%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 6.0%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.19%, 1/12/2016	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.18%, 5/1/2016	30,125,000	30,125,000
		60,125,000
Texas 10.7%
Garland, TX, TECP, 0.12%, 9/9/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility:
TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
TECP, 144A, 0.144%, 11/4/2015	7,000,000	6,999,744
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03% *, 10/1/2039, LOC: Citibank NA	10,100,000	10,100,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	3,000,000	3,145,680
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 144A, 5.0%, 7/1/2016	5,525,000	5,764,959
Texas, State Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	15,000,000	15,018,162
Texas, State Veterans Housing Assistance Program Fund II, Series A, 144A, AMT, 0.02% *, 12/1/2034, SPA: State Street Bank & Trust Co.	20,000,000	20,000,000
		106,028,545
Utah 3.1%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.14% *, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"1", Series C, 144A, AMT, 0.14% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,825,000	4,825,000
"I", Series F, 144A, AMT, 0.14% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,050,000	4,050,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.14% *, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,520,000	4,520,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.22% **, 5/15/2049	7,500,000	7,500,000
Series C, 0.22% **, 5/15/2049	4,000,000	4,000,000
		30,540,000
Virginia 0.6%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.03% *, 8/1/2028, LOC: Bank of America NA	5,690,000	5,690,000
Washington 1.0%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.14% *, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Wisconsin 1.8%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.2% **, 11/15/2043	18,285,000	18,285,000
Other 3.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.03% *, 10/15/2029, LIQ: Freddie Mac	15,860,000	15,860,000
"A", Series M031, 0.03% **, 12/15/2045, LIQ: Freddie Mac	10,470,000	10,470,000
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, Series M033, 144A, 0.03% *, 3/15/2049, LIQ: Freddie Mac	10,535,000	10,535,000
		36,865,000
Total Municipal Investments (Cost $948,923,860)		948,923,860
Preferred Shares of Closed-End Investment Companies 3.5%
California 0.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.17% *, 6/1/2041	5,000,000	5,000,000
Ohio 1.5%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.11% *, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.5%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.11% *, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $35,000,000)		35,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $983,923,860) †	98.9	983,923,860
Other Assets and Liabilities, Net	1.1	10,567,424
Net Assets	100.0	994,491,284

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of July 31, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
†	The cost for federal income tax purposes was $983,923,860.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$983,923,860	$—	$983,923,860
Total	$—	$983,923,860	$—	$983,923,860

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015